AMOUNTS PAYABLE AND OTHER LIABILITIES (Details) - CAD ($)	Jul. 31, 2023	Jul. 31, 2022
Amounts payable	$ 23,121	$ 170,736
Accrued liabilities	0	17,399
Amount payable and other liabilities	$ 23,121	$ 188,135